POST-EMPLOYMENT BENEFITS - Remeasurement Recognized in OCI and Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	$ 297	$ 240
Change in asset ceiling	(9)	0
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	223	163
Change in financial assumptions	390	(272)
Effect of experience adjustments	(18)	(4)
Remeasurement gain (loss), recognized in other comprehensive income and equity	$ 586	$ (113)